Condensed Financial Information of the Company (Tables)	12 Months Ended
Dec. 31, 2025
Condensed Balance Sheet

Balance Sheets

	As of December 31,
	2024	2025
	RMB	RMB	US$
ASSETS
Current assets
Cash and cash equivalents	156,153	111,872	15,997
Prepayments and other current assets, net	2,442	477	68
Due from subsidiaries and related parties, net	2,694,282	2,673,149	382,255
Total current assets	2,852,877	2,785,498	398,320
Non-current assets
Long-term investments	75,831	10,263	1,468
Contractual interests in VIEs and their subsidiaries	57,067	—	—
Total non-current assets	132,898	10,263	1,468
Total assets	2,985,775	2,795,761	399,788
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities
Accrued expenses and other current liabilities	10,822	8,052	1,153
Investment deficit in subsidiaries	325,009	438,345	62,682
Contractual interests in VIEs	—	9,436	1,349
Due to subsidiaries and related parties	590,160	577,127	82,528
Income tax payable	13,526	13,225	1,891
Total current liabilities	939,517	1,046,185	149,603
Deferred tax liabilities	531	—	—
Other non-current liabilities	145,129	141,907	20,292
Total non-current liabilities	145,660	141,907	20,292
Total liabilities	1,085,177	1,188,092	169,895
Shareholders’ equity
Class A ordinary shares (par value of US$0.000025 per share; 7,600,000,000 shares authorized; 518,104,900 and 518,104,900 shares issued as of December 31, 2024 and 2025, respectively; 499,357,794 and 511,244,362 shares outstanding as of December 31, 2024 and 2025, respectively)	83	85	12
Class B ordinary shares (par value of US$0.000025 per share; 1,400,000,000 shares authorized; 1,016,429,335 and 1,040,686,985 shares issued as of December 31, 2024 and 2025, respectively; 1,016,429,335 and 1,040,686,985 shares outstanding as of December 31, 2024 and 2025, respectively)	165	169	24
Additional paid-in capital	2,722,504	2,736,117	391,260
Accumulated losses	(1,232,577)	(1,490,947)	(213,203)
Accumulated other comprehensive income	410,423	362,245	51,800
Total shareholders’ equity	1,900,598	1,607,669	229,893
Total liabilities and shareholders’ equity	2,985,775	2,795,761	399,788

Statements of Comprehensive loss

Statements of Comprehensive loss

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
Revenues	—	—	—	—
Cost of revenues	—	—	—	—
Gross profit	—	—	—	—
Operating expenses
Research and development	—	—	—	—
General and administrative	(14,013)	(21,131)	(20,443)	(2,923)
Impairment of goodwill	—	—	—	—
Total operating expenses	(14,013)	(21,131)	(20,443)	(2,923)
Equity in loss of subsidiaries	(293,917)	(541,389)	(190,359)	(27,221)
Interest income, net	5,420	6,798	4,154	594
Foreign exchange gains/(losses), net	658	(553)	7	1
Other expense, net	(329,592)	(69,164)	(55,854)	(7,987)
Loss before income taxes	(631,444)	(625,439)	(262,495)	(37,536)
Income tax benefit	28,546	7,882	4,782	685
Net Loss	(602,898)	(617,557)	(257,713)	(36,851)
Other comprehensive (loss) income, net of tax of nil
Unrealized (losses)/gains on available-for-sale securities, net	(43,494)	2,642	1,121	160
Foreign currency translation adjustments	46,400	50,927	(49,299)	(7,050)
Other comprehensive income	2,906	53,569	(48,178)	(6,890)
Total comprehensive loss	(599,992)	(563,988)	(305,891)	(43,741)

Condensed Cash Flow Statement

Statements of Cash Flows

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
Net cash used in operating activities	(12,315)	(12,681)	(10,871)	(1,555)
Net cash provided by (used in) investing activities	82,830	(35,746)	(30,612)	(4,377)
Net cash used in financing activities	(2,503)	—	—	—
Effect of exchange rate changes on cash and cash equivalents and restricted cash	3,270	2,552	(2,798)	(400)
Net increase (decrease) in cash and cash equivalents and restricted cash	71,282	(45,875)	(44,281)	(6,332)
Cash and cash equivalents and restricted cash at beginning of the year	130,746	202,028	156,153	22,329
Cash and cash equivalents and restricted cash at end of the year	202,028	156,153	111,872	15,997